Trust specific information (Tables)	12 Months Ended
Dec. 31, 2024
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows:

	December 31, 2024	December 31, 2023
	$	$
Balance at beginning of year	6,506,367	5,745,945
Purchases	549,085	198,628
Sales	—	(9,779)
Redemptions for physical bullion	(211,563)	(176,502)
Net realized gains (losses) on sales and redemptions for physical bullion	57,138	36,901
Net change in unrealized gains (losses)	1,701,279	711,174
Balance at end of year	8,602,306	6,506,367